INVENTORIES	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

As of June 30, 2024 and December 31, 2023, inventories consist of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials	$3,295	$3,379
Finished goods	3,313,922	1,336,771
Inventories, gross	$3,317,217	$1,340,150
Allowance for slow-moving or obsolete inventories	(99,048)	(89,583)
Inventories, net	$3,218,169	$1,250,567

For the six months ended June 30, 2024 and 2023, impairments for obsolete inventories were approximately $10,700 and $8,400, respectively. Impairment charges on inventories are included with administrative expenses.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS